Risk management - Regulatory Ratios (Details)		3 Months Ended	12 Months Ended
	Apr. 29, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2016
Risk management
Leverage ratio, baseline reference effect percentage			3.00%
Leverage ratio			7.03%
Capital preservation supplement, Projected period	4 years
Capital preservation supplement target				1.20%
Capital preservation supplement, Percent of requirement achieved		75.00%	75.00%
Liquidity risk
Risk management
Available liquid assets, period			30 days
Liquidity risk | Weighted average
Risk management
Liquidity coverage ratio, percentage		143.31%